EMPLOYEE BENEFITS (Details 16) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Inflation	4.05%	4.96%
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
General mortality table	AT 2000 separated by gender 20%	AT 2000 separated by gender 20%	AT 2000 segregated by gender 20%
Actuarial assumption of discount rate	11.96%	13.01%	5.33%
Inflation	4.05%	4.96%	3.90%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.
Nominal increase medical costs growth rate	4.10%	4.10%	4.10%
Average medical cost (Claim cost)	R$ 1,388.26	R$ 1,320.89	R$ 1,204.48